Labor and social obligations (Details Narrative) - Health Plan Medical Assistance [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Average gross payroll	8.80%	8.50%
Wages and salaries	R$ 272,460	R$ 232,850